Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2010 Fund	May 30, 2023
Fidelity Freedom 2010 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(13.04%)
Past 5 years	2.48%
Since Inception	3.17%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.20%	[1]
F0201
Average Annual Return:
Past 1 year	(12.90%)
Past 5 years	2.58%
Since Inception	3.24%	[1]

[1]	A From June 7, 2017